Courseware	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Courseware [Abstract]
Courseware

Note 5. Courseware

Courseware costs capitalized were $38,823 for the three months ended July 31, 2014.

Courseware consisted of the following at July 31, 2014 and April 30, 2014:

	July 31,	April 30,
	2014	2014
Courseware	$2,142,861	$2,104,038
Accumulated amortization	(2,015,368)	(1,995,156)
Courseware, net	$127,493	$108,882

Amortization expense of courseware for the three months ended July 31, 2014 and 2013 was $20,212, and $30,471, respectively.

The following is a schedule of estimated future amortization expense of courseware at July 31, 2014:

Year Ending April 30,
2015	$51,978
2016	36,795
2017	18,161
2018	10,072
2019	10,487
Total	$127,493

Note 6. Courseware

Courseware costs capitalized were $6,500 and $25,300 for the years ended April 30, 2014 and December 31, 2012, respectively. No courseware costs were capitalized for the fours month ended April 30, 2013 and courseware costs of $8,200 were capitalized during the four months ended April 30, 2012.

Courseware consisted of the following at April 30, 2014, and 2013:

	April 30,	April 30,
	2014	2013

Courseware	$2,104,038	$2,097,538
Accumulated amortization	(1,995,156)	(1,889,443)
Courseware, net	$108,882	$208,095

Amortization expense for courseware for the years ended April 30, 2014, and December 31, 2012, and four months ended April 30, 2013 and 2012, were $105,713, $141,560, $45,476, and $48,094 respectively.

Estimated future amortization expense of course curricula as of April 30, 2014 is as follows:

Year Ending April 30,
2015	$66,317
2016	29,030
2017	10,396
2018	2,306
2019	833
Total	$108,882